SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - agreements			2 Months Ended	12 Months Ended
	May 24, 2018	Jun. 16, 2014	Mar. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 27, 2015
Disclosure of information about consolidated structured entities [line items]
Number of metal purchase agreements						3
Minimum
Disclosure of information about consolidated structured entities [line items]
Useful life measured as period of time, property, plant and equipment				2 years
Maximum
Disclosure of information about consolidated structured entities [line items]
Useful life measured as period of time, property, plant and equipment				30 years
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary				56.70%	56.70%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation		50.00%		50.00%	50.00%
Leagold Mining Corporation
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	20.50%		20.00%